Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flows [Abstract]
Schedule of Supplemental Cash Flow Information

	Year ended December 31,
Net change in non-cash working capital items:	2025	2024
Accounts receivable	$(22,377)	$(13,985)
Inventories	(41,641)	(12,586)
Other assets	(5,848)	(17,636)
Accounts payable and accrued liabilities	18,131	(4,137)
	$(51,735)	$(48,344)

Non-cash investing and financing activities:
Additions to property, plant and equipment by leases	$25,007	$18,012
Non-cash decrease in accounts payable in relation to additions of property, plant and equipment and exploration and evaluation assets	(9,397)	(4,848)
Change in mineral properties, plant and equipment from change in estimates for provision for rehabilitation and closure costs	(4,859)	7,890

Non-cash operating activities:
Settlement of income taxes payable via VAT recoverable	$(16,460)	$(4,928)